Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Pay vs Performance Disclosure
Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	(1)Represents total compensation reported for our CEO, Mr. Singh, as set forth in the Total column of the Summary Compensation Table for the applicable year.
Represents the average total compensation reported for our Other NEOs for the covered years, as presented in this proxy statement and prior years’ proxy statements. Our Other NEOs were: Messrs. Clifford and Skelly and Mses. Toole and Walbridge for fiscal years 2024, 2023 and 2022 and Messrs. Clifford, Kardish, Ochoa, Skelly and Nicoletti for fiscal year 2021. Average total compensation and average
"Compensation Actually Paid" for our Other NEOs for fiscal year 2021 was significantly elevated as a result of accounting modifications made in connection with our former Chief Financial Officer, Mr. Ralph Nicoletti's, retirement and an initial long-term incentive award granted to Mr. Clifford in connection with his commencement of employment with us in the same year. For additional information, see
	Note 13 to our Consolidated Financial Statements included in the 2023 Annual Report.
Peer Group Issuers, Footnote		(5)Represents cumulative TSR of the S&P Composite 1500 Building Products Index for the applicable year.
PEO Total Compensation Amount	$ 6,339,248	$ 5,287,550	$ 4,388,758	$ 5,473,246
PEO Actually Paid Compensation Amount	13,409,130	$ 9,044,768	533,511	9,138,365
Adjustment To PEO Compensation, Footnote	(2)The following table shows the adjustments made to CEO and average Other NEO total compensation in arriving at "Compensation Actually
Paid" for the applicable year. For all periods presented, the amounts deducted from the Summary Compensation Table consisted of the grant-date fair value of equity awards granted in the respective year. The amounts added to the Summary Compensation Table totals consisted of the fair value as of the end of the year of equity grants made in that year, the change in fair value of unvested equity awards granted in prior years and the change in fair value of equity awards vested in the year presented. There were no awards that were granted and vested in the same year, awards that failed to meet the applicable vesting period, or dividends or earnings not otherwise included in total compensation.
CEO Summary Compensation Table to "Compensation Actually Paid" Reconciliation:

	Deductions ($)(i)		Additions ($)(ii)
	Stock Awards ($)	Option Awards ($)	Year-End Fair Value of Unvested Equity Awards Granted in the Year ($)	Change in Year-End Fair Value of Unvested Equity Awards Granted in Prior Years ($)(iii)	Change in Year-End Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Compensation Actually Paid ($)
2024	3,140,196	900,016	4,559,430	5,418,633	1,132,030	13,409,130
2023	2,520,018	840,006	5,320,594	1,519,427	277,221	9,044,768
2022	2,100,061	700,002	1,072,945	(1,708,083)	(420,046)	533,511
2021	1,950,066	650,010	2,792,426	120,588	3,352,181	9,138,365
(i)Represents the dollar amounts of the Stock Awards and Option Awards from the Summary Compensation Table for fiscal years 2024, 2023, 2022 and 2021.
(ii)This column represents the fair value of RSUs, PSUs and stock options at the relevant measurement dates. The fair value of each RSU was calculated by multiplying the applicable number of RSUs by the closing per share price of our Class A common stock on the measurement date. The fair value of each PSU was estimated at each measurement date using: (i) the closing per share price of our Class A common stock on the measurement date, and (ii) an assumption regarding attainment of the performance goals for the performance period, except for
PSUs that vested in December 2024, for which actual attainment was used. The fair value of each stock option was calculated in accordance with FASB ASC 718 using the Black-Scholes option pricing model and the key input variables (assumptions) of that model as described in Note 14 to our Consolidated Financial Statements included in our 2024 Annual Report. The valuation assumptions used to calculate fair values were determined in a consistent manner and did not materially differ from those disclosed at the time of grant.
(iii)Reflects a Restatement-related reduction of 2,637 shares from the shares otherwise issuable to Mr. Singh pursuant to the PSUs granted in fiscal year 2022. The resulting impact is a $123,412 reduction in 2024
Compensation Actually Paid.

Non-PEO NEO Average Total Compensation Amount	2,000,435	$ 1,654,654	1,447,418	3,822,005
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,914,579	$ 2,756,451	229,717	2,421,126
Adjustment to Non-PEO NEO Compensation Footnote	Other NEO Summary Compensation Table to "Compensation Actually Paid" Reconciliation:

	Deductions ($)(i)		Additions ($)(ii)
	Stock Awards ($)	Option Awards ($)	Year-End Fair Value of Unvested Equity Awards Granted in the Year ($)	Change in Year-End Fair Value of Unvested Equity Awards Granted in Prior Years ($)	Change in Year-End Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Compensation Actually Paid ($)
2024	769,077	220,317	1,116,130	1,396,576	390,831	3,914,579
2023	626,266	208,755	1,322,254	435,825	178,739	2,756,451
2022	551,623	135,951	316,522	(748,141)	(98,508)	229,717
2021	1,638,905	930,360	804,417	178,283	185,686	2,421,126
(i)Represents the dollar amounts of the Stock Awards and Option Awards from the Summary Compensation Table for fiscal years 2024, 2023, 2022 and 2021.
(ii)This column represents the fair value of RSUs, PSUs and stock options at the relevant measurement dates. The fair value of each RSU was calculated by multiplying the applicable number of RSUs by the closing per share price of our Class A common stock on the measurement date. The fair value of each PSU was estimated at each measurement date using: (i) the closing per share price of our Class A common stock on the measurement date, and (ii) an assumption regarding attainment of the performance goals for the performance period, except for
PSUs that vested in December 2024, for which actual attainment was used. The fair value of each stock option was calculated in accordance with FASB ASC 718 using the Black-Scholes option pricing model and the key input variables (assumptions) of that model as described in Note 14 to our Consolidated Financial Statements included in our 2024 Annual Report. The valuation assumptions used to calculate fair values were determined in a consistent manner and did not materially differ from those disclosed at the time of grant.
(iii)Reflects a Restatement-related reduction of 2,637 shares from the shares otherwise issuable to Mr. Singh pursuant to the PSUs granted in fiscal year 2022. The resulting impact is a $123,412 reduction in 2024
Compensation Actually Paid.

Compensation Actually Paid vs. Total Shareholder Return	As shown in the following graph, the "Compensation Actually Paid" to our CEO and our Other NEOs highly correlates with our TSR.
Fluctuations in "Compensation Actually Paid" amounts are generally proportional to changes in our share price, including as a result of changes in the fair value of unvested stock options, PSUs and RSUs, the value of each of which is directly connected to our share price.
Because a significant portion of our NEO’s total target compensation, 66% and 50% in fiscal year 2024 for our CEO and our Other NEOs, respectively, is linked to stock price performance, in line with our pay-for-performance philosophy, "Compensation Actually Paid" for our
NEOs will inherently rise and fall with TSR. Relative to our peers, our TSR reflects the impact of our IPO in June 2020, including the fact that we were a newly public company during the period with a significant portion of our common stock held by the Sponsors, as well as the significant rise in interest rates beginning in 2022 that resulted in housing and residential repair & remodel market uncertainty.

Compensation Actually Paid vs. Net Income	The following charts provide a graphical representation of "Compensation Actually Paid" alongside our net income and Adjusted EBITDA over the periods presented. We believe that long-term stockholder value is driven by growth in net income and Adjusted EBITDA. As reflected in the following charts, however, “Compensation Actually Paid” in any given year does not necessarily correlate with changes in net income and Adjusted EBITDA. For fiscal year 2022, for example, net income declined 24.4% from $88.9 million to $67.2 million, but
"Compensation Actually Paid" declined approximately 94%. Similarly, Adjusted EBITDA grew 8.2% from $268.5 million to $290.4 million but "Compensation Actually Paid" declined year over year due to a decline in our stock price over the course of the year. On the other hand, for fiscal year 2023, net income declined 7.1% from $67.2 million to $62.4 million and Adjusted EBITDA declined 2.3% from $290.4 million to $283.8 million, but "Compensation Actually Paid" increased, reflecting the increase in our stock price during fiscal year 2023.
Finally, in ﬁscal year 2024, net income increased 145.8% from $62.4 million to $153.4 million, Adjusted EBITDA increased 33.7% from
$283.8 million to $379.3 million and "Compensation Actually Paid" increased, as did our stock price. While both net income and Adjusted
EBITDA fluctuated over the periods presented, “Compensation Actually Paid” fluctuated much more significantly and in a way more closely correlated with our stock price, reflecting both the volatility in our stock price over the same periods and its relatively large impact on "Compensation Actually Paid."

Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group	As shown in the following graph, the "Compensation Actually Paid" to our CEO and our Other NEOs highly correlates with our TSR.
Fluctuations in "Compensation Actually Paid" amounts are generally proportional to changes in our share price, including as a result of changes in the fair value of unvested stock options, PSUs and RSUs, the value of each of which is directly connected to our share price.
Because a significant portion of our NEO’s total target compensation, 66% and 50% in fiscal year 2024 for our CEO and our Other NEOs, respectively, is linked to stock price performance, in line with our pay-for-performance philosophy, "Compensation Actually Paid" for our
NEOs will inherently rise and fall with TSR. Relative to our peers, our TSR reflects the impact of our IPO in June 2020, including the fact that we were a newly public company during the period with a significant portion of our common stock held by the Sponsors, as well as the significant rise in interest rates beginning in 2022 that resulted in housing and residential repair & remodel market uncertainty.

Tabular List, Table

Most Important Financial Performance Measures
Net Sales
Adjusted EBITDA
Return on Net Tangible Assets
Adjusted Return on Invested Capital

Total Shareholder Return Amount	$ 134	$ 85	48	105
Peer Group Total Shareholder Return Amount	240	156	112	140
Net Income (Loss)	$ 153,400,000	$ 62,400,000	$ 67,200,000	$ 88,900,000
Company Selected Measure Amount	379,300,000	283,800,000	290,400,000	268,500,000
PEO Name	Mr. Singh
Additional 402(v) Disclosure	Represents our cumulative total shareholder return, or TSR, for the applicable year, assuming a fixed investment of $100 in our Class A common stock at market close on September 30, 2020.
Measure:: 1
Pay vs Performance Disclosure
Name	Net Sales
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	We have identified Adjusted EBITDA as our Company-Selected Measure as the Compensation Committee believes that Adjusted EBITDA performance reflects underlying trends in our business that could otherwise be masked by certain expenses that can vary significantly from period to period and reflects our core operating results and the effectiveness of our business strategy. As such, for the years covered above, Adjusted EBITDA accounted for 50% of each of the NEOs annual incentive award opportunity and 45% of the attainment value for
PSUs. Notwithstanding the foregoing, Adjusted EBITDA is one of many important financial performance measures that the Compensation
Committee considers when making executive compensation decisions. For more information on Adjusted EBITDA, including reconciliation to its closest comparable GAAP measure, see pages 42-47 of our 2024 Annual Report.

Measure:: 3
Pay vs Performance Disclosure
Name	Return on Net Tangible Assets
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted Return on Invested Capital
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 4,559,430	$ 5,320,594	$ 1,072,945	$ 2,792,426
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,418,633	1,519,427	(1,708,083)	120,588
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,132,030	277,221	(420,046)	3,352,181
PEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,140,196)	(2,520,018)	(2,100,061)	(1,950,066)
PEO | Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(900,016)	(840,006)	(700,002)	(650,010)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,116,130	1,322,254	316,522	804,417
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,396,576	435,825	(748,141)	178,283
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	390,831	178,739	(98,508)	185,686
Non-PEO NEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(769,077)	(626,266)	(551,623)	(1,638,905)
Non-PEO NEO | Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (220,317)	$ (208,755)	$ (135,951)	$ (930,360)